Annual Total Returns [BarChart] - AZL Russell 1000 Value Index Fund - AZL Russell 1000 Value Index Fund Class 2	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.25%)
Annual Return 2012	16.63%
Annual Return 2013	31.52%
Annual Return 2014	12.59%
Annual Return 2015	(4.42%)
Annual Return 2016	16.15%
Annual Return 2017	13.02%
Annual Return 2018	(8.72%)
Annual Return 2019	25.86%
Annual Return 2020	2.01%